Subsequent Event - Additional Information (Details) $ in Millions, $ in Millions			1 Months Ended
	Apr. 26, 2019 USD ($)	Apr. 26, 2019 HKD ($)	Nov. 30, 2018 shares	Dec. 31, 2018
Rifa Financial Holdings Limited
Subsequent Event [Line Items]
Percentage of noncontrolling investment				85.00%
Share Transfer Agreement | Buyer
Subsequent Event [Line Items]
Number of shares sold under agreement			1,552,000
Share Transfer Agreement | Buyer | Rifa Financial Holdings Limited
Subsequent Event [Line Items]
Percentage of noncontrolling investment			20.00%
Share Transfer Agreement | Buyer | Subsequent Event
Subsequent Event [Line Items]
Consideration received under agreement	$ 9.4	$ 73.8